Filed Pursuant to Rule 497(e)
1933 Act File No. 333-62298
 1940 Act File No. 811-10401

SNOW CAPITAL SMALL CAP VALUE FUND
SNOW CAPITAL OPPORTUNITY FUND

April 21, 2017

EXPLANATORY NOTE

On behalf of Snow Capital Small Cap Value Fund and Snow Capital Opportunity Fund, each a series of Trust for Professional Managers (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and SAI filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on April 13, 2017; such forms of Prospectus and SAI (accession number 0000894189-17-001964) are incorporated by reference into this Rule 497 Document.  The purpose of this filing is to submit the 497(c) filing dated April 13, 2017 in XBRL for the Snow Capital Small Cap Value Fund and Snow Capital Opportunity Fund.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE